Financial instruments (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Net gain/(loss) recognized in finance costs in respect of foreign exchange derivative contracts and cross currency interest rate swaps contracts	₨ 155		₨ (257)	₨ 168
Net gain/(loss) recognized in equity in respect of hedges of highly probable forecast transactions	(951)	$ (13)	180	(82)
Net gain/(loss) reclassified from equity and recognized as component of revenue occurrence of forecasted transaction	₨ (50)		₨ (524)	₨ 651